Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Revenue from contracts with customers	€ 4,943	€ 3,916	€ 9,003	€ 7,800
EMEA
Revenues
Revenue from contracts with customers	2,584	2,648	5,390	5,091
Asia Pacific
Revenues
Revenue from contracts with customers	514	450	1,049	855
Americas
Revenues
Revenue from contracts with customers	1,845	818	2,564	1,854
Systems
Revenues
Revenue from contracts with customers	2,674	1,871	4,761	3,176
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,336	1,660	4,152	2,682
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	338	211	609	494
Systems | EMEA
Revenues
Revenue from contracts with customers	1,279	1,479	2,703	2,265
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	211	199	605	395
Systems | Americas
Revenues
Revenue from contracts with customers	1,184	193	1,453	516
Services
Revenues
Revenue from contracts with customers	2,269	2,045	4,242	4,624
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,269	2,045	4,242	4,624
Services | EMEA
Revenues
Revenue from contracts with customers	1,305	1,169	2,687	2,826
Services | Asia Pacific
Revenues
Revenue from contracts with customers	303	251	444	460
Services | Americas
Revenues
Revenue from contracts with customers	€ 661	€ 625	€ 1,111	€ 1,338